Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies and Recent Accounting Pronouncements
Major Charterers
Charterer	2018	2017
A	75%	70%
B	19%	19%
C	-%	11%
Total	94%	100%